STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK-BASED COMPENSATION

NOTE 19 – STOCK-BASED COMPENSATION

The Bank’s Employee Stock Option Plan (the “Plan”), which is stockholder approved, permits the grant of stock options and shares to its employees or directors for up to 63,749 shares of common stock. The exercise price equaled the market price on the date the options were granted. The directors are 100% vested. The options become exercisable for the key employees at a vesting rate of 20% per year over five years and have an expiration date of the earlier of ten years from the date of grant or five years from termination.

A summary of option activity under the Plan during the year ended December 31, 2015 and the twelve months ended December 31, 2014 is presented below:

	For the Year Ended December 31, 2015
			Average
		Weighted-	Remaining
		Average	Contractual
	Shares	Exercise Price	Term

Outstanding, beginning of period	18,020	$19.75	4.1
Granted	-
Exercised	-
Forfeited or expired	-

Outstanding, end of period	18,020	$19.75	3.1

Exercisable, end of period	18,020	$19.75	3.1

	For the Twelve Months Ended December 31, 2014
			Average
		Weighted-	Remaining
		Average	Contractual
	Shares	Exercise Price	Term

Outstanding, beginning of period	21,420	$19.75	4.4
Granted	-
Exercised	-
Forfeited or expired	(3,400)	19.75	0.4

Outstanding, end of period	18,020	$19.75	4.1

Exercisable, end of period	18,020	$19.75	4.1

In November 2007, the Company contributed $323,068 allowing the Recognition and Retention Plan (RRP) to acquire 9,502 shares of common stock of the Company, at $34.00 per share, which were subsequently awarded to directors and key employees. Stock awards for 3,670 shares to the directors vested 50% on January 1, 2008 and the remaining 50% vested on January 1, 2009. Stock awards for 5,832 shares to key employees vest at 20% per year over five years beginning July 1, 2008. The unamortized cost of shares not yet earned (vested) is reported as a reduction of stockholders’ equity.

In July 2009, the Company contributed $126,558 allowing the RRP to acquire 6,408 shares of common stock of the Company, at $19.25 per share, which were subsequently awarded to directors and key employees. Stock awards for 2,000 shares to the directors vested 50% on July 1, 2009 and the remaining 50% vested on July 1, 2011. Stock awards for 4,408 shares to key employees vest at 20% per year over five years beginning July 1, 2009. The unamortized cost of shares not yet earned (vested) is reported as a reduction of stockholders’ equity.

As of June 30, 2013 and all subsequent periods all shares were vested.

The RRP expense for the year ended December 31, 2015 and twelve months ended December 31, 2014 and six months ended December 31, 2014 and years ended June 30, 2014 and 2013 was $0, $0, $0, $0 and $10,280, respectively.